Consolidated Statements of Operations and Comprehensive Income		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares		Dec. 31, 2023 HKD ($) $ / shares shares
Revenues:
Total revenues		$ 32,207,262	$ 251,216,649	$ 181,830,126		$ 141,372,358
Cost of revenues:
Total cost of revenues		(28,050,417)	(218,793,249)	(156,575,791)		(121,462,858)
Gross profit		4,156,845	32,423,400	25,254,335		19,909,500
Operating expenses:
Selling and marketing expenses		(4,054,836)	(31,627,720)	(2,776,713)		(1,024,598)
General and administrative expenses		(3,119,489)	(24,332,020)	(8,527,081)		(4,989,693)
Total operating expenses		(7,174,325)	(55,959,740)	(11,303,794)		(6,014,291)
Operating income / (loss)		(3,017,480)	(23,536,340)	13,950,541		13,895,209
Interest income		2,674	20,860	47,591		13,838
Interest expense		(18,627)	(145,289)	(100,939)
Other income, net		14,077	109,803	173,715		358,441
Income / (Loss) before taxes		(3,019,356)	(23,550,966)	14,070,908		14,267,488
Income tax expenses				(2,200,654)		(2,161,815)
Net income / (loss)		$ (3,019,356)	$ (23,550,966)	$ 11,870,254		$ 12,105,673
Earnings / (Loss) per share attributable to ordinary shareholders of the Company’s shareholders
Basic | (per share)		$ (0.09)	$ (0.71)	$ 0.37		$ 0.37
Diluted | (per share)		$ (0.09)	$ (0.71)	$ 0.37		$ 0.37
Weighted average shares used in calculating basic net income / loss per share:		33,376,521	33,376,521	32,500,000		32,500,000
Weighted average shares used in calculating diluted net income / loss per share:		33,376,521	33,376,521	32,500,000		32,500,000
Product [Member]
Revenues:
Total revenues	[1]	$ 30,129,222	$ 235,007,941	$ 172,472,482		$ 134,379,507
Cost of revenues:
Total cost of revenues		(26,803,875)	(209,070,220)	(150,198,437)		(118,494,715)
Service [Member]
Revenues:
Total revenues		2,078,040	16,208,708	9,357,644	[1]	6,992,851	[1]
Cost of revenues:
Total cost of revenues		$ (1,246,542)	$ (9,723,029)	$ (6,377,354)		$ (2,968,143)

[1]	Revenue Recognition for Contracts with Non-Distinct Obligations